UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2011 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-98.7%
Aerospace & Defense- 2.4%

SI Organization, Inc.	BTL-B	Ba3	B+	4.50%	11/22/16	$2,297,638	$2,110,953
Transdigm Group, Inc.	BTL-B	Ba1	BB-	4.00	02/14/17	3,056,900	2,993,851
Wesco International, Inc.	BTL-B	Ba3	BB-	4.25	04/07/17	617,829	615,512
Wyle Laboratories, Inc.	BTL-B	B1	BB	5.75	05/14/17	3,223,303	3,094,371

							8,814,687

Airlines- 1.1%

Delta Air Lines, Inc.	BTL	Ba2	BB-	5.50	04/20/17	2,842,875	2,682,963
United Airlines, Inc.	Tranche B	Ba3	BB-	2.25	02/01/14	1,354,444	1,271,823

							3,954,786

Auto Components- 3.6%

Allison Transmission, Inc.	BTL-B	B1	B+	2.98	08/07/14	3,211,943	3,032,074
Federal Mogul Corp.	BTL-B	Ba3	B+	2.16-2.18	06/27/15	1,610,783	1,488,632
Federal Mogul Corp.	BTL-C	Ba3	B+	2.16-2.18	06/27/15	821,828	759,506
FleetPride Corp.	BTL-B	Ba2	BB-	2.72-2.74	06/28/13	226,563	225,713
Metaldyne Co. LLC	BTL-B	B1	B+	5.25	05/18/17	995,000	965,150
Remy International, Inc.	BTL-B	B1	B+	6.25	12/17/16	2,009,813	1,919,371
Tenneco, Inc.	BTL-B	Ba1	BBB-	4.74	06/03/16	987,500	972,688
UCI International, Inc.	BTL-B	Ba2	B+	5.50	07/26/17	2,228,163	2,217,022
Viking Acquisition, Inc.	BTL-B	Ba3	B+	6.00	11/05/16	1,721,988	1,610,058

							13,190,214

Automobiles- 0.7%

Chrysler Group LLC	BTL-B	Ba2	BB	6.00	05/24/17	2,867,813	2,524,871

Biotechnology- 1.8%

Alkermes, Inc.	BTL-B	B1	BB	5.60	09/16/17	2,500,000	2,450,000
Alkermes, Inc.	2nd Lien	Caa1	B	8.35	09/16/18	1,750,000	1,732,500
Grifols SA	BTL-B	Ba3	BB	6.00	06/01/17	2,528,663	2,485,675

							6,668,175

Building Products- 1.1%

Armstrong World Industries, Inc.	BTL-B	B1	BB-	4.00	03/10/18	1,475,081	1,434,517
Brand Services, Inc.	BTL	B2	B	2.50-2.63	02/07/14	1,819,984	1,660,736
Brand Services, Inc.	BTL-B2	B2	B	3.50-3.63	02/07/14	914,683	820,928

							3,916,181

Capital Markets- 2.1%

BNY ConvergEX Group LLC	1st Lien	B1	B+	5.25	12/16/16	917,988	913,398
BNY ConvergEX Group LLC	2nd Lien	B2	B-	8.75	12/16/17	2,075,000	2,085,375
Nuveen Investments, Inc.	BTL-B	B2	B	3.25-3.37	11/13/14	1,383,480	1,275,568
Nuveen Investments, Inc.	BTL	B2	B	5.75-5.87	05/13/17	1,616,520	1,505,788
Tensar Earth Technologies, Inc.	BTL-B	B2	B-	7.75	10/31/12	706,809	675,003
TPF Generation Holdings LLC	2nd Lien	B3	B	4.62	12/15/14	1,500,000	1,361,250

							7,816,382

Chemicals- 4.5%

Ashland, Inc.	BTL-B	Baa3	BB	3.75	08/23/18	2,575,000	2,559,826
Chemtura Corp.	BTL	Ba1	BB+	5.50	08/27/16	1,890,000	1,879,762
GenTek	BTL	B1	B	5.00-5.75	03/09/18	1,796,426	1,738,043
Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B-	4.00	05/05/15	475,713	447,964
Hexion Specialty Chemicals, Inc.	BTL-C2	Ba3	B-	4.13	05/05/15	212,785	200,373
Houghton International, Inc.	BTL-B	B1	B	6.75	01/31/16	495,356	491,022
Huntsman International LLC	BTL-C	Ba2	BB	2.49-2.55	06/30/16	264,918	248,626
Ineos US Finance LLC	BTL-B2	Ba3	B	7.50	12/16/13	1,399,434	1,387,188
Ineos US Finance LLC	BTL-C2	Ba3	B	8.00	12/16/14	1,590,432	1,576,515
Momentive Performance	BTL-B	Ba3	NR	3.75	05/05/15	1,961,419	1,838,831
OMNOVA Solutions, Inc.	BTL-B	Ba2	B+	5.75	05/31/17	545,875	529,499
Solutia, Inc.	BTL-B	Ba1	BB+	3.50	08/01/17	654,493	643,244
Styron LLC	BTL-B	B1	B+	6.00	08/02/17	779,113	710,161
Univar, Inc.	BTL-B	B2	B	5.00	06/30/17	2,560,625	2,402,719

							16,653,773

Commercial Services & Supplies- 4.5%

Altegrity, Inc.	BTL-B	B1	B+	7.75	08/03/15	1,235,459	1,210,750
ATI Schools	BTL-B	Ba3	CCC	8.25	12/31/14	985,000	320,125
Audio Visual Services Group, Inc.	2nd Lien	NR	NR	5.75	08/28/14	1,077,040	624,683
AWAS	BTL-B	Ba2	BBB-	5.25	06/13/16	2,336,800	2,307,590
KAR Auction Services, Inc.	BTL-B	Ba3	BB-	5.00	05/19/17	1,047,375	1,016,608

Key Safety Systems, Inc.	1st Lien	B1	B-	2.48-2.49	03/08/14	1,431,629	1,306,362
New Holdings I LLC	BTL-B	Ba3	B+	6.00	03/23/16	2,700,000	2,615,625
New Holdings I LLC	BTL	B3	B-	9.50	03/23/17	1,750,000	1,741,250
Quad Graphics, Inc.	BTL-B	Ba2	BBB-	4.00	07/26/18	750,000	723,750
Reynolds Group Holdings, Inc.	Tranche E	Ba3	BB-	6.50	02/09/18	3,967,556	3,852,497
ValleyCrest Cos.	1st Lien	NR	NR	6.50	10/04/16	876,119	814,791

							16,534,031

Communications Equipment- 2.1%

Aeroflex, Inc.	BTL-B	B1	BB-	4.25	05/09/18	2,079,788	2,013,927
CommScope, Inc.	BTL-B	Ba3	BB	5.00	01/14/18	997,493	978,790
Sorenson Communications, Inc.	BTL-C	NR	NR	6.00	08/16/13	5,294,136	4,912,519

							7,905,236

Consumer Finance- 1.3%

Fifth Third Processing Solutions LLC	BTL-B	Ba3	BB-	4.50	11/18/16	5,002,263	4,852,195

Containers & Packaging- 1.4%

Anchor Glass Container Corp.	1st Lien	B1	BB-	6.00	02/03/16	1,431,721	1,424,562
Anchor Glass Container Corp.	2nd Lien	B3	B-	10.00	09/02/16	560,000	555,800
BWAY Corp.	BTL-B	Ba3	B+	4.50	02/09/18	888,734	855,406
BWAY Corp.	BTL-C	Ba3	B+	4.50	02/09/18	78,905	75,946
Consolidated Container Co.	2nd Lien	Caa1	CCC+	5.75	09/28/14	1,250,000	1,018,750
Tank Intermediate Holding Corp.	BTL-A	B1	B+	5.00	04/15/16	1,101,283	1,090,270

							5,020,734

Distributors- 0.7%

CDW Corp.	BTL-B	B2	B	4.25	07/15/17	2,784,560	2,485,220

Diversified Consumer Services- 0.5%

Vertrue, Inc.	BTL	B1	CCC+	5.37	08/18/14	2,111,645	1,266,987
Vertrue, Inc.	2nd Lien	Caa2	CCC-	9.25	08/14/15	1,490,000	521,500

							1,788,487

Diversified Financial Services- 3.3%

Axcan Pharma, Inc.	BTL-B	B1	BB	5.50	02/11/17	2,287,663	2,047,458
BLB Management Services, Inc.	1st Lien	B2	BB	7.75	11/05/15	129,908	128,974
Bridge Information Systems, Inc.†@#(5)(6)	BTL-B	NR	NR	6.25	05/29/05	353,314	0
BRSP LLC	BTL	B1	BB-	7.50	06/04/14	1,939,422	1,915,179
Foxco Acquisition LLC	BTL-B	B1	B+	4.75	07/21/15	3,095,274	2,953,409
Global Cash Access LLC	BTL	B1	BB-	7.00	03/01/16	1,704,762	1,677,060
Pinnacle Foods Group, Inc.	BTL-B	Ba3	B+	2.72	04/02/14	956,918	911,464
Visant Corp.	BTL	Ba3	BB-	5.25	12/22/16	3,041,963	2,798,606

							12,432,150

Diversified Telecommunication Services- 1.0%

Telcordia Technologies, Inc.	BTL-B	B1	B+	6.75	04/28/16	972,736	965,440
U.S. TelePacific Corp.	BTL	B3	B-	5.75	02/23/17	1,932,233	1,850,113
West Corp.	BTL-B2	Ba3	BB-	2.63-2.74	10/24/13	986,558	959,736

							3,775,289

Electric Utilities- 0.0%

Mach Gen LLC	LOC	Ba3	B	2.25	02/22/13	88,760	81,215

Energy Equipment & Services- 2.0%

Aquilex Holdings LLC	BTL-B	B3	B	6.00	04/01/16	1,965,216	1,724,477
Big West Oil LLC	BTL	B2	B+	7.00	04/04/16	710,526	708,750
Frac Tech International LLC	BTL-B	B2	B+	6.25	05/06/16	2,434,793	2,397,765
MEG Energy Corp.	BTL-B	Ba3	BBB-	4.00	03/18/18	2,775,000	2,723,663

							7,554,655

Food & Staples Retailing- 2.8%

BJ’s Wholesale Club, Inc.	1st Lien	B1	B+	7.00	09/29/18	800,000	774,571
Great Atlantic & Pacific Tea Co., Inc.(5)	DIP	NR	NR	8.75	06/14/12	1,150,000	1,138,500
Rite Aid Corp.	BTL-B2	B3	B+	1.98-1.99	06/04/14	2,886,109	2,684,081
Rite Aid Corp.	BTL-B5	B3	B+	4.50	03/03/18	2,401,707	2,233,587
Smart & Final, Inc.	1st Lien	B3	B+	5.07	05/31/16	416,420	404,968
Smart & Final, Inc.	2nd Lien	Caa1	CCC+	9.00	11/30/14	999,999	972,500
Sprouts Farmers Market LLC	BTL-B	B2	B+	6.00	04/18/18	2,268,600	2,155,170

							10,363,377

Food Products- 2.3%

Brickman Group Holdings, Inc.	BTL-B	B1	B+	7.25	10/14/16	2,074,325	2,053,582
Darling International, Inc.	BTL-B	Ba1	BBB-	5.00-5.75	12/17/16	274,000	272,630
Del Monte Corp.	BTL-B	Ba3	B	4.50	03/08/18	4,458,825	4,137,232
Michael Foods, Inc.	BTL-B	B1	B+	4.25	02/25/18	2,125,663	2,054,587

							8,518,031

Health Care Equipment & Supplies- 0.9%

Carestream Health, Inc.	BTL-B	B1	BB-	5.00	02/25/17	992,034	834,962
Gambro AB	BTL-B	NR	NR	2.23	06/05/14	8,402	8,116
Gambro AB	BTL-C	NR	NR	3.23	06/05/15	8,402	8,116
Immucor, Inc.	BTL-B	Ba3	BB-	7.25	07/02/18	875,000	865,156
PTS Pharmaceuticals	BTL-B	Ba3	BB-	2.49	04/10/14	1,915,000	1,774,567

							3,490,917

Health Care Providers & Services- 6.7%

Alliance HealthCare Services, Inc.	BTL-B	Ba3	B+	7.25	06/01/16	310,931	283,880
Community Health Systems, Inc.	BTL	Ba3	BB	3.82	01/25/17	827,361	762,551
DaVita, Inc.	BTL-B	Ba2	BB	4.50	10/20/16	1,731,913	1,711,346
Emergency Medical Services Corp.	BTL-B	B1	B+	5.25	05/25/18	940,263	896,971
HCA, Inc.	Tranche B3	Ba3	BB	3.62	05/01/18	1,000,000	942,344
HealthSpring, Inc.	BTL-B	Ba3	BB-	6.00	10/22/16	2,814,188	2,673,479
inVentiv Health, Inc.	BTL-B	B1	BB-	6.50	08/04/16	2,198,982	2,122,017
Kindred Healthcare, Inc.	BTL-B	Ba3	B+	5.25	06/01/18	1,596,000	1,484,280
Multiplan, Inc.	BTL	Ba3	B	4.75	08/18/17	2,567,308	2,424,501
National Surgical Hospitals, Inc.(10)	BTL	B2	B	8.25	01/04/17	3,105,109	2,996,430
Prime Healthcare Services, Inc.	BTL-B	B1	NR	7.25	04/28/15	985,000	945,600
Quintiles Transnational Corp.	BTL-B	B1	BB-	5.00	06/08/18	2,718,188	2,570,951
Renal Advantage Holdings, Inc.	BTL-B	Ba3	B	5.75	12/17/16	650,038	648,819
Universal Health Services, Inc.	BTL-B	Ba2	BB+	4.00	11/15/16	748,578	727,680
Vantage Oncology, Inc.	BTL	B2	B	6.25	02/28/17	3,468,874	3,312,775
Vantage Oncology, Inc.	BTL-B	B2	B	6.25	02/28/17	421,429	402,464

							24,906,088

Health Care Technology- 1.2%

IMS Health, Inc.	BTL-B	Ba3	BB	4.50	08/31/17	2,684,159	2,640,541
MedAssets, Inc.	BTL	Ba3	BB-	5.25	11/16/16	1,827,520	1,794,396

							4,434,937

Hotels, Restaurants & Leisure- 8.4%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	6.75	04/22/16	2,715,625	2,634,156
Burger King Corp.	BTL-B	Ba3	BB-	4.50	10/19/16	3,242,888	3,135,467
Caesars Entertainment Operating Co., Inc.	BTL-B2	B3	B	4.50	01/28/18	4,000,000	3,243,332
CCM Merger, Inc.	BTL-B	B3	B+	7.00	03/01/17	3,840,294	3,720,285
Cedar Fair LP	BTL-B	Ba2	BB-	4.00	12/15/17	2,130,947	2,102,313
Denny’s Corp.	BTL-B	B1	B+	5.25	09/30/16	1,680,000	1,677,900
DineEquity, Inc.	BTL-B	Ba2	BB-	4.25	10/19/17	1,759,919	1,712,621
Dunkin’ Finance Corp.	BTL-B1	B2	B	4.00	11/23/17	1,549,252	1,502,129
Golden Nugget, Inc.	1st Lien	Caa3	CC	3.24	06/30/14	1,264,660	1,038,075
Golden Nugget, Inc.	Delayed Draw	Caa3	CC	3.24	06/30/14	719,893	590,912
Isle of Capri Casinos, Inc.	BTL-B	Ba3	BB-	4.75	11/01/13	2,951,170	2,903,213
Penn National Gaming	BTL-B	Ba1	BBB-	3.75	07/14/18	1,137,150	1,128,147
Quizno’s LLC	1st Lien	NR	NR	4.99	05/05/13	1,984,763	1,557,330
Rock Ohio Caesars LLC	BTL	Ba3	BB-	8.50	07/27/17	800,000	794,000
Six Flags Theme Parks, Inc.	BTL-B	B1	B+	5.25	06/30/16	1,720,000	1,703,875
Town Sports International Holdings, Inc.	BTL-B	B1	B	7.00	05/11/18	1,654,800	1,601,019
Travelport, Inc.	Delayed Draw	Ba3	B	4.75	08/23/15	181,549	160,822

							31,205,596

Household Products- 0.8%

Diversey, Inc.	BTL-B	Ba2	BB-	4.00	11/24/15	977,978	976,755
Scotsman Industries, Inc.	BTL-B	B1	B+	5.75-6.50	04/30/16	1,440,878	1,412,061
Spectrum Brands, Inc.	BTL	B1	B	5.00-6.25	06/17/16	614,836	608,431

							2,997,247

Industrial Conglomerates- 2.2%

American Rock Salt Co. LLC	BTL-B	B2	B+	5.50	04/25/17	1,720,688	1,645,407
Fram Group Holdings, Inc.	1st Lien	B1	B+	6.50	07/29/17	545,000	542,276
Harland Clarke Holdings Corp.	BTL-B	B1	B+	2.74-2.87	06/30/14	2,928,322	2,481,753
Sequa Corp.	BTL-B	B1	B-	3.48-3.50	12/03/14	2,999,706	2,846,721
TriMas Corp.	BTL-B	Ba2	BB	4.25	06/21/17	568,575	558,625

							8,074,782

Industrial Power Producers & Energy Traders- 1.1%

AES Corp.	BTL-B	Ba1	BB+	4.25	05/27/18	1,154,200	1,130,756
Calpine Corp.	BTL-B	B1	BB-	4.50	04/01/18	1,084,538	1,029,226
EquiPower Resources Corp.	BTL-B	Ba3	BB-	5.75	01/28/18	2,105,588	2,060,844

							4,220,826

Insurance- 1.3%

Alliant Holdings, Inc.	BTL-D	B2	B-	6.75	08/21/14	1,315,516	1,295,784
Asurion Corp.	BTL-B	Ba3	B+	5.50	05/24/18	1,893,693	1,795,458
Asurion Corp.	2nd Lien	B2	B-	9.00	05/24/19	1,750,000	1,679,454

							4,770,696

Internet & Catalog Retail- 0.9%

Affinion Group, Inc.	BTL-B	Ba3	BB-	5.00	07/16/15	3,664,358	3,342,199

Internet Software & Services- 0.4%

Go Daddy Group, Inc.(11)	BTL-B	Ba3	B	7.00	09/09/18	450,000	427,124
Skype Technologies SA	BTL	B1	B+	7.00	02/23/15	1,133,991	1,134,699

							1,561,823

IT Services- 3.8%

Fidelity National Information Services, Inc.	BTL-B	Ba1	BBB-	5.25	07/18/16	3,039,300	3,043,099
First Data Corp.	BTL-B	B1	B+	4.23	03/24/18	6,468,681	5,342,729
MoneyGram International, Inc.	BTL-B	Ba1	BB-	4.50	11/18/17	1,115,897	1,083,815
Sungard Data Systems, Inc.	BTL	Ba3	BB	3.73	02/28/14	1,000,000	977,500
Sungard Data Systems, Inc.	BTL-B	Ba3	BB	3.86-3.90	02/28/16	930,065	895,963
TransFirst Holdings, Inc.	BTL-B	B2	B	2.99	06/15/14	2,877,050	2,632,501

							13,975,607

Leisure Equipment & Products- 0.6%

SRAM LLC	BTL-B	Ba2	B+	4.75-5.75	06/07/18	1,803,884	1,740,748
SRAM LLC	2nd Lien	B3	B-	8.50	12/07/18	475,000	472,627

							2,213,375

Machinery- 0.7%

NACCO Materials Handling Group, Inc.	BTL	NR	NR	1.99-2.17	03/21/13	952,261	928,455
Pro Mach, Inc.	BTL-B	B2	B+	6.25	07/06/17	1,541,138	1,502,609

							2,431,064

Marine- 0.4%

Dockwise Transport BV	BTL-B	NR	NR	2.12	04/01/15	184,219	167,409
Dockwise Transport BV	BTL-B2	NR	NR	2.12	04/01/15	376,912	342,519
Dockwise Transport BV	BTL-C	NR	NR	2.99	04/01/16	154,414	140,323
Dockwise Transport BV	BTL-C2	NR	NR	2.99	04/01/16	376,912	342,519
Dockwise Transport BV	BTL-D	NR	NR	4.87	07/12/16	241,913	200,787
Dockwise Transport BV	BTL-D2	NR	NR	4.87	07/12/16	483,825	401,575

							1,595,132

Media- 10.9%

Advanstar Communications, Inc.	1st Lien	Caa1	B-	2.62	05/31/14	1,917,400	1,418,876
AMC Entertainment, Inc.	BTL	Caa1	CCC+	5.35	06/13/12	220,923	217,057
Bresnan Communications, Inc.	BTL-B	Ba3	BB+	4.50-5.25	12/14/17	1,220,775	1,182,626
Century - TCI California LP†@#(5)(6)	Revolver	NR	NR	6.50	12/31/07	10,000	0
Cinram International, Inc.	1st Lien	B3	NR	10.25	12/31/13	493,436	235,205
Cinram International, Inc.	2nd Lien	NR	CC	15.00	12/31/11	195,738	25,936
Cumulus Media, Inc.	1st Lien	Ba2	BB-	5.75	09/16/18	2,100,000	1,987,125
Cumulus Media, Inc.	2nd Lien	B2	CCC+	7.50	09/16/19	1,070,000	996,438
Fender Musical Instruments Corp.	Delayed Draw	B2	B	2.49	06/07/14	284,134	267,086
Fender Musical Instruments Corp.	BTL-B	B2	B	2.49	06/07/14	562,382	528,639
Formula One Holdings	BTL-B1	NR	NR	2.65	12/31/13	1,120,285	1,011,458
Formula One Holdings	BTL-B2	NR	NR	2.65-2.71	12/31/13	712,230	643,042
Formula One Holdings	BTL-D2	NR	NR	3.90	06/30/14	1,500,000	1,296,000
GateHouse Media Operating, Inc.	Delayed Draw	Ca	CCC-	2.24	08/28/14	805,829	213,545
GateHouse Media Operating, Inc.	BTL-B	Ca	CCC-	2.24	08/28/14	3,148,105	834,248
GateHouse Media Operating, Inc.	BTL-C	Ca	CCC-	2.49	08/28/14	988,484	261,948
Getty Images, Inc.	BTL-B	Ba3	BB-	5.25	11/04/16	2,240,874	2,232,471
Gray Television, Inc.	BTL-B	B2	B	3.73	12/31/14	2,441,781	2,335,971
Hicks Sports Group†(5)(6)	BTL-B	NR	NR	6.75	06/22/11	1,760,758	1,179,708
HIT Entertainment, Ltd.	BTL	B2	CCC+	5.51	06/01/12	882,313	858,049
HIT Entertainment, Ltd.	2nd Lien	Caa3	CCC-	5.77	02/05/13	1,000,000	896,667
Interactive Data Corp.	BTL-B	Ba3	B+	4.50	02/11/18	3,326,472	3,210,046
Knology, Inc.	BTL-B	B1	B+	4.00	08/18/17	1,069,625	1,036,199
Local Insight Regatta Holdings, Inc.†(5)(7)	BTL	NR	NR	3.25	04/23/15	696,017	92,802
Mediacom Broadband LLC	BTL-F	Ba3	BB-	4.50	10/23/17	1,723,088	1,664,934

Mediacom LLC	BTL-E	Ba3	BB-	4.50	10/23/17	2,720,563	2,645,747
Mediacom LLC	BTL-D	Ba3	BB-	5.50	03/31/17	945,700	927,968
Mission Broadcasting, Inc.	BTL	Ba3	BB-	5.00	09/30/16	385,125	378,385
Nexstar Broadcasting, Inc.	BTL-B	Ba3	BB-	5.00	09/30/16	1,099,875	1,080,627
NextMedia Operating, Inc.	BTL-B	B3	B	8.25	05/21/16	2,900,825	2,864,565
Regal Cinemas, Inc.	BTL-B	Ba2	BB-	3.37	08/23/17	1,364,688	1,329,717
Sinclair Television Group, Inc.	BTL-B	Baa3	BB+	4.00	10/29/16	1,193,542	1,182,354
Spanish Broadcasting Systems, Inc.	1st Lien	Caa1	B-	1.99	06/10/12	935,000	836,825
SuperMedia, Inc.	BTL	B3	B-	11.00	12/31/15	669,807	300,456
Tribune Co.†(5)(7)	BTL-B	NR	NR	6.50	06/04/14	3,925,075	2,109,728
Univision Communications, Inc.	BTL-B	B2	B+	4.49	03/31/17	487,801	415,647
WideOpenWest Finance LLC	BTL-B	B1	B-	6.72-8.75	06/27/14	1,480,962	1,423,574
Yell Group, Ltd.	BTL-B	NR	NR	3.99	07/31/14	784,964	257,468

							40,379,137

Metals & Mining- 0.8%

Novelis, Inc.	BTL-B	Ba2	BB-	3.75	03/10/17	2,903,063	2,845,001

Multi Utilities- 1.1%

Texas Competitive Electric Holdings Co. LLC	BTL	B2	CCC	4.73-4.77	10/10/17	6,174,956	4,158,450

Multiline Retail- 0.8%

Neiman Marcus Group, Inc.	BTL-B	B2	BB-	4.75	05/16/18	2,500,000	2,323,958
RGIS LLC	BTL-B	B1	B	2.87	04/30/14	812,397	767,716
RGIS LLC	Delayed Draw	B1	B	2.87	04/30/14	40,620	38,386

							3,130,060

Oil, Gas & Consumable Fuels- 1.1%

Alon USA, Inc. (Edgington Facility)	BTL	B1	B+	2.49-2.57	08/02/13	26,319	23,703
Alon USA, Inc. (Paramount Facility)	BTL	B1	B+	2.49-2.57	08/02/13	210,555	189,632
Great Point Power LLC	BTL	Ba1	BB+	4.25	06/04/17	1,340,999	1,270,597
NE Energy, Inc.	2nd Lien	B3	CCC+	4.75	05/01/14	250,000	229,167
Pilot Travel Centers LLC	BTL-B	Ba2	BB+	4.25	03/25/18	2,388,750	2,365,859

							4,078,958

Paper & Forest Products- 0.2%

MMGS Packaging Acquisition	2nd Lien	Caa3	CCC-	5.87	03/07/15	500,000	400,000
NewPage Corp.(5)	DIP	NR	NR	8.00	03/07/13	425,000	424,469

							824,469

Personal Products- 1.1%

NBTY, Inc.	BTL-B	Ba3	BB-	4.25	10/01/17	2,208,288	2,144,110
Revlon, Inc.	BTL-B	Ba3	BB-	4.75-5.75	11/19/17	2,159,588	2,099,659

							4,243,769

Pharmaceuticals- 1.6%

Capsugel Healthcare, Ltd.	BTL-B	B1	BB-	5.25	08/01/18	1,940,000	1,916,357
ConvaTec, Inc.	BTL	Ba3	B+	5.75	12/22/16	1,607,850	1,541,526
Harvard Drug Group LLC	BTL-B	B1	B+	6.50	04/05/16	703,407	659,444
Harvard Drug Group LLC	Delayed Draw	B1	B+	6.50	04/05/16	96,718	90,673
Warner Chilcott PLC	BTL-B3	Ba3	BBB-	4.25	03/03/18	594,937	580,064
Warner Chilcott PLC	Tranche B1	Ba3	BBB-	4.25	03/03/18	865,363	843,729
Warner Chilcott PLC	Tranche B2	Ba3	BBB-	4.25	03/03/18	432,681	421,864

							6,053,657

Professional Services- 0.9%

Bankruptcy Management Solutions, Inc.	2nd Lien	NR	NR	8.25	08/20/15	126,827	951
Nexeo Solutions LLC	BTL-B	B1	B	5.00	09/30/17	2,534,756	2,392,176
Scitor Corp.	BTL-B	B2	B	5.00	02/15/17	908,113	836,977

							3,230,104

Real Estate Management & Development- 0.4%

Realogy Corp.	CLTL	B1	B-	3.19	10/10/16	268,762	240,431
Realogy Corp.	BTL	B1	B-	4.52	10/10/16	1,596,594	1,307,877

							1,548,308

Road & Rail- 1.0%

Avis Budget Car Rental LLC	BTL-B	Ba1	BB	6.25	09/22/18	320,000	318,560
Cardinal Logistics Management, Inc.	2nd Lien	NR	NR	15.50	03/23/14	1,113,897	334,169
Evergreen Tank Solutions, Inc.	2nd Lien	B3	B-	4.02	04/07/14	497,500	460,188
NES Rentals Holdings	2nd Lien	Caa2	CCC+	10.00	07/20/13	798,142	787,167
Swift Transportation Co., Inc.	BTL-B	B1	BB-	6.00	12/21/16	1,864,411	1,817,801

							3,717,885

Semiconductors & Semiconductor Equipment- 1.7%

Freescale Semiconductor, Inc.	BTL	Ba3	B	4.47	12/01/16	5,324,472	4,891,859
Microsemi Corp.	BTL-B	Ba2	BB+	4.00	11/02/17	1,290,250	1,284,605

							6,176,464

Software- 3.4%

Eagle Parent, Inc.	BTL-B	Ba3	B+	5.00	05/16/18	2,842,875	2,659,865
Infor Global Solutions	Delayed Draw	B1	B+	5.99	07/28/15	324,618	301,895
Infor Global Solutions	BTL	B1	B+	5.99	07/28/15	622,184	578,942
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.62	05/31/15	1,000,000	855,000
Lawson Software, Inc.	BTL-B	Ba3	B+	6.75	07/05/17	2,000,000	1,898,334
Open Solutions, Inc.	BTL-B	B1	BB-	2.38	01/23/14	1,552,912	1,290,858
Reynolds & Reynolds Co.	BTL-B	Ba2	BB+	3.75	04/21/18	1,216,950	1,192,611
Sensata Technologies BV	BTL-B	Ba3	BB+	4.00	05/12/18	673,313	657,321
Verint Systems, Inc.	BTL-B	B1	B+	4.50	10/06/17	1,728,150	1,687,106
Vertafore, Inc.	BTL-B	B1	B+	5.25	07/29/16	1,583,015	1,527,609

							12,649,541

Specialty Retail- 1.4%

J Crew Operating Corp.	BTL-B	B1	B	4.75	03/07/18	1,840,375	1,647,136
Michaels Stores, Inc.	BTL-B2	B2	B+	4.75-4.88	07/31/16	1,468,693	1,404,438
National Bedding Co.	1st Lien	NR	BB	3.88-5.75	11/28/13	1,136,603	1,120,975
National Bedding Co.	2nd Lien	Caa1	B	5.31	02/28/14	1,000,000	946,250

							5,118,799

Textiles, Apparel & Luxury Goods- 0.2%

Phillips-Van Heusen Corp.	BTL-B	Ba1	BBB	3.50	05/06/16	870,625	869,428

Thrifts & Mortgage Finance- 0.6%

Ocwen Financial Corp.	BTL-B	B1	B	7.00	09/01/16	2,384,850	2,313,305

Transportation Infrastructure- 0.3%

Central Parking Corp.	LOC	Ba3	CCC	2.56	05/22/14	379,310	321,150
Central Parking Corp.	1st Lien	Ba3	CCC	2.63	05/22/14	1,028,380	870,695

							1,191,845

Wireless Telecommunication Services- 2.6%

Intelstat Jackson Holdings, Ltd.	BTL	B1	BB-	5.25	04/02/18	2,990,000	2,885,972
MetroPCS Wireless, Inc.	BTL-B3	Ba1	BB	4.00	03/17/18	3,069,576	2,957,024
Syniverse Technologies, Inc.	BTL-B	B1	BB-	5.25	12/21/17	3,970,000	3,922,030

							9,765,026

Total Loans (cost $391,917,948)							366,364,184

U.S. CORPORATE BONDS & NOTES- 0.1%
Health Care Providers & Services- 0.1%

Fresenius Medical Care US Finance, Inc.*
(cost $419,148)	Bond	Ba2	BB	6.50	09/15/18	425,000	431,375

COMMON STOCK- 0.3%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.†@#(8)						1,360	0
BLB Management Services, Inc.†						5,141	42,842

							42,842

Hotels, Restaurants & Leisure- 0.3%

MGM Holdings, Inc.†#@(8)						52,273	980,119

Media- 0.0%

Cinram International Income Fund†@(8)						19,826	833

Total Common Stock (cost $3,182,167)							1,023,794

MEMBERSHIP INTEREST- 0.2%
Media- 0.0%

Advanstar Communications, Inc.†@#	12,608	126,080
NextMedia Operating, Inc.†@#(8)	7,916	3,436

		129,516

Oil, Gas & Consumable Fuels- 0.2%
Vitruvian Exploration LLC†	23,875	799,812

Total Membership Interest (cost $2,506,365)		929,328

RIGHTS- 0.0%
Diversified Financial Services- 0.0%

BLB Management Services, Inc.
Expires 11/05/17†@#
(cost $250,000)	250	0

WARRANTS- 0.0%
Diversified Financial Services- 0.0%

Bankruptcy Management Solutions, Inc.
Expires 10/01/17
(Strike Price $30.00)†@#(8)
(cost $0)	126	0

Total Long-Term Investment Securities (cost $398,275,628)		368,748,681

TOTAL INVESTMENTS- 99.3%
(cost $398,275,628) (9)		368,748,681
Other assets less liabilities—0.7%		2,496,555

NET ASSETS- 100.0%		$371,245,236

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
DIP	Debtor in Possession
LOC	Letter of Credit
NR	Security is not rated.
†	Non-income producing security
@	Illiquid security. At September 30, 2011, the aggregate value of these securities was $1,110,468, representing 0.3% of net assets.
#	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $431,375 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2011.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 59 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2011, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Bankruptcy Management Solutions, Inc. Common Stock	11/12/10	1,360	$0	$0	$0.00	0.00%
Bankruptcy Management Solutions, Inc. Warrants	11/12/10	126	0	0	0.00	0.00
Cinram International Income Fund Common Stock	04/11/11	19,826	8,738	833	0.04	0.00
MGM Holdings, Inc. Common Stock	12/30/10	52,273	2,887,500	980,119	18.75	0.26
NextMedia Operating, Inc. Membership Interest	06/16/10	7,916	506,366	3,436	0.43	0.00

				$984,388		0.26%

(9)	See Note 3 for cost of investments on a tax basis.
(10)	Loan is subject to an unfunded loan commitment. See Note 4 for details.
(11)	As of September 30, 2011, the loan has not settled. As a result, the interest rate is estimated.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$615,512	$8,199,175	$8,814,687
Airlines	—	3,954,786	—	3,954,786
Auto Components	—	6,252,900	6,937,314	13,190,214
Automobiles	—	2,524,871	—	2,524,871
Biotechnology	—	2,485,675	4,182,500	6,668,175
Building Products	—	—	3,916,181	3,916,181
Capital Markets	—	4,142,606	3,673,776	7,816,382
Chemicals	—	13,895,209	2,758,564	16,653,773
Commercial Services & Supplies	—	5,592,855	10,941,176	16,534,031
Communications Equipment	—	7,905,236	—	7,905,236
Consumer Finance	—	4,852,195	—	4,852,195
Containers & Packaging	—	1,018,750	4,001,984	5,020,734
Distributors	—	2,485,220	—	2,485,220
Diversified Consumer Services	—	—	1,788,487	1,788,487
Diversified Financial Services	—	8,839,911	3,592,239	12,432,150
Diversified Telecommunication Services	—	959,736	2,815,553	3,775,289
Electric Utilities	—	—	81,215	81,215
Energy Equipment & Services	—	6,845,905	708,750	7,554,655
Food & Staples Retailing	—	5,692,239	4,671,138	10,363,377
Food Products	—	6,191,819	2,326,212	8,518,031
Health Care Equipment & Supplies	—	3,490,917	—	3,490,917
Health Care Providers & Services	—	11,502,020	13,404,068	24,906,088
Health Care Technology	—	2,640,541	1,794,396	4,434,937
Hotels, Restaurants & Leisure	—	20,778,236	10,427,360	31,205,596
Household Products	—	608,431	2,388,816	2,997,247
Industrial Conglomerates	—	5,328,474	2,746,308	8,074,782
Industrial Power Producers & Energy Traders	—	2,159,982	2,060,844	4,220,826
Insurance	—	3,474,912	1,295,784	4,770,696
Internet & Catalog Retail	—	3,342,199	—	3,342,199
Internet Software & Services	—	1,561,823	—	1,561,823
IT Services	—	9,281,791	4,693,816	13,975,607
Leisure Equipment & Products	—	—	2,213,375	2,213,375
Machinery	—	—	2,431,064	2,431,064
Marine	—	1,595,132	—	1,595,132
Media	—	21,715,746	18,663,391	40,379,137
Metals & Mining	—	2,845,001	—	2,845,001
Multi Utilities	—	4,158,450	—	4,158,450
Multiline Retail	—	2,323,958	806,102	3,130,060
Oil, Gas & Consumable Fuels	—	2,808,361	1,270,597	4,078,958
Paper & Forest Products	—	—	824,469	824,469
Personal Products	—	4,243,769	—	4,243,769
Pharmaceuticals	—	3,762,014	2,291,643	6,053,657
Professional Services	—	836,977	2,393,127	3,230,104
Real Estate Management & Development	—	1,548,308	—	1,548,308
Road & Rail	—	2,136,361	1,581,524	3,717,885
Semiconductors & Semiconductor Equipment	—	4,891,859	1,284,605	6,176,464
Software	—	7,085,320	5,564,221	12,649,541
Specialty Retail	—	3,051,574	2,067,225	5,118,799
Textiles, Apparel & Luxury Goods	—	869,428	—	869,428
Thrifts & Mortgage Finance	—	—	2,313,305	2,313,305
Transportation Infrastructure	—	1,191,845	—	1,191,845
Wireless Telecommunication Services	—	9,765,026	—	9,765,026
U.S. Corporate Bonds & Notes	—	431,375	—	431,375
Common Stock	—	42,842	980,952	1,023,794
Membership Interest	—	—	929,328	929,328
Rights	—	—	0	0
Warrants	—	—	0	0

Total	$—	$223,728,097	$145,020,584	$368,748,681

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans	Convertible Bonds & Notes	Common Stock	Membership Interest	Rights	Warrants
Balance as of 12/31/2010	$111,082,728	$0	$1,217,271	$452,483	$0	$0
Accrued discounts	417,901	—	—	—	—	—
Accrued premiums	(1,277)	—	—	—	—	—
Realized gain	859,415	—	—	—	—	—
Realized loss	(589,002)	(935,160)	—	—	—	—
Change in unrealized appreciation (1)	2,059,660	1,014,537	1,713	552,110	—	—
Change in unrealized depreciation (1)	(6,352,083)	—	(203,929)	(75,265)	—	—
Purchases	73,115,188	4,958	8,738	—	—	—
(Sales)	(55,045,652)	(84,335)	—	—	—	—
Transfers into Level 3 (2)	30,959,891 #	—	—	—	—	—
Transfers out of Level 3 (2)	(13,396,465)	—	(42,841)	—	—	—

Balance as of 9/30/2011	$143,110,304	$—	$980,952	$929,328	$0	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at September 30, 2011 includes:
	Loans	Convertible Bonds & Notes	Common Stock	Membership Interest	Rights	Warrants
	$(3,904,947)	$—	$(202,216)	$476,845	$—	$—

(2)	The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.
#	Transferred from Level 2 to Level 3 due to an decrease in market activity and observable market data for these securities.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 — (unaudited)

Note 1. Security Valuation

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of September 30, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2011 for federal income tax purposes were as follows:

Cost (tax basis)	$398,276,749

Gross unrealized appreciation	$449,586
Gross unrealized depreciation	(29,977,654)

Net unrealized depreciation	$(29,528,068)

Note 4. Unfunded Loan Commitments

On September 30, 2011, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
National Surgical Hospitals, Inc.	Delayed Draw	02/03/17	$544,307

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 28, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 28, 2011